Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following as of March 31, 2021 and 2020:

	2021	2020
Raw materials	$234,871	$230,742
Work in progress	-	62,150
Finished goods	35,564	54,639
Total inventories	$270,434	$347,531